LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.77%
INVESTMENT COMPANIES–97.77%
Equity Funds–28.95%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	383,978	$ 11,235,959
LVIP MFS Value Fund	400,719	17,131,560
LVIP SSGA Large Cap 100 Fund	3,647,438	40,694,462
LVIP SSGA Mid-Cap Index Fund	2,076,267	22,047,884
LVIP SSGA S&P 500 Index Fund	6,629,853	145,611,454
LVIP SSGA Small-Cap Index Fund	988,158	27,564,669
LVIP T. Rowe Price Growth Stock Fund	952,132	55,904,409
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	380,130	11,779,096
		331,969,493
Fixed Income Funds–56.88%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	6,416,842	66,824,990
LVIP Delaware Bond Fund	16,252,874	240,770,084
LVIP JPMorgan High Yield Fund	3,394,513	35,571,099
LVIP PIMCO Low Duration Bond Fund	741,655	7,594,545
LVIP SSGA Bond Index Fund	4,514,233	55,222,613
LVIP SSGA Short-Term Bond Index Fund	717,694	7,568,802
LVIP Western Asset Core Bond Fund	22,094,523	238,532,466
		652,084,599
Global Equity Fund–0.98%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	1,429,624	11,278,300
		11,278,300
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.97%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	923,809	$ 11,094,022
		11,094,022
International Equity Funds–9.99%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	820,592	11,908,427
LVIP MFS International Growth Fund	1,185,213	23,453,008
LVIP Mondrian International Value Fund	1,157,905	15,442,976
LVIP SSGA Developed International 150 Fund	1,706,720	11,120,988
LVIP SSGA Emerging Markets Equity Index Fund	811,202	9,171,447
LVIP SSGA International Index Fund	4,756,445	43,435,852
		114,532,698
Total Affiliated Investments (Cost $913,513,922)		1,120,959,112
UNAFFILIATED INVESTMENT–1.96%
INVESTMENT COMPANY–1.96%
Money Market Fund–1.96%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	22,418,301	22,418,301
Total Unaffiliated Investment (Cost $22,418,301)		22,418,301

TOTAL INVESTMENTS–99.73% (Cost $935,932,223)	1,143,377,413
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	3,144,315
NET ASSETS APPLICABLE TO 82,799,988 SHARES OUTSTANDING–100.00%	$1,146,521,728

✧✧ Standard Class shares.
LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(5)	Australian Dollar	$(358,150)	$(351,136)	12/14/20	$—	$(7,014)
(9)	British Pound	(725,850)	(715,967)	12/14/20	—	(9,883)
(8)	Euro	(1,173,550)	(1,164,842)	12/14/20	—	(8,708)
(8)	Japanese Yen	(948,750)	(947,983)	12/14/20	—	(767)
(2)	Swedish Krona	(446,800)	(438,778)	12/14/20	—	(8,022)
					—	(34,394)
Interest Rate Contract:
416	U.S. Treasury 5 yr Notes	52,429,000	52,438,502	12/31/20	—	(9,502)
Equity Contracts:
(15)	E-mini MSCI Emerging Markets Index	(816,375)	(787,170)	12/18/20	—	(29,205)
(17)	E-mini Russell 2000 Index	(1,278,740)	(1,232,825)	12/18/20	—	(45,915)
(63)	E-mini S&P 500 Index	(10,558,800)	(10,207,292)	12/18/20	—	(351,508)
(15)	E-mini S&P MidCap 400 Index	(2,783,850)	(2,681,527)	12/18/20	—	(102,323)
(31)	Euro STOXX 50 Index	(1,160,890)	(1,136,640)	12/18/20	—	(24,250)
(10)	FTSE 100 Index	(753,757)	(747,856)	12/18/20	—	(5,901)
(13)	OMXS 30 Index	(265,818)	(257,628)	10/16/20	—	(8,190)
(4)	SPI 200 Index	(415,568)	(421,725)	12/17/20	6,157	—
(6)	Topix Index	(924,762)	(918,496)	12/10/20	—	(6,266)
					6,157	(573,558)
Total Futures Contracts					$6,157	$(617,454)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
yr–Year
See accompanying notes.
LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,120,959,112	$—	$—	$1,120,959,112
Unaffiliated Investment Company	22,418,301	—	—	22,418,301
Total Investments	$1,143,377,413	$—	$—	$1,143,377,413
Derivatives:
Assets:
Futures Contract	$6,157	$—	$—	$6,157
Liabilities:
Futures Contracts	$(617,454)	$—	$—	$(617,454)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Number of Shares 09/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.77%@
Equity Funds-28.95%@
✧✧LVIP Delaware Mid Cap Value Fund	$12,525,724	$3,639,129	$3,248,804	$(785,505)	$(894,585)	$11,235,959	383,978	$132,437	$—
✧✧LVIP MFS Value Fund	18,915,968	3,285,462	4,168,386	(306,238)	(595,246)	17,131,560	400,719	2,984	—
✧✧LVIP SSGA Large Cap 100 Fund	38,045,987	12,033,880	5,515,221	(1,200,345)	(2,669,839)	40,694,462	3,647,438	838,882	—
✧✧LVIP SSGA Mid-Cap Index Fund	25,115,357	6,310,136	8,018,003	(128,618)	(1,230,988)	22,047,884	2,076,267	620,397	—
✧✧LVIP SSGA S&P 500 Index Fund	151,416,945	23,383,569	40,432,429	4,637,984	6,605,386	145,611,455	6,629,853	899,260	—
✧✧LVIP SSGA Small-Cap Index Fund	37,774,276	9,129,085	16,800,851	1,238,763	(3,776,604)	27,564,669	988,158	845,031	—
✧✧LVIP T. Rowe Price Growth Stock Fund	51,546,457	9,950,311	15,528,551	2,094,252	7,841,940	55,904,409	952,132	1,167,315	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	12,456,704	2,667,900	4,276,839	(83,532)	1,014,863	11,779,096	380,130	580,307	—
Fixed Income Funds-56.88%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	69,523,808	12,272,614	17,012,580	(297,268)	2,338,416	66,824,990	6,416,842	107,931	—
✧✧LVIP Delaware Bond Fund	241,672,467	62,070,779	78,300,757	(834,906)	16,162,501	240,770,084	16,252,875	—	—
✧✧LVIP JPMorgan High Yield Fund	37,745,251	4,242,887	6,198,301	(658,891)	440,153	35,571,099	3,394,513	51,863	—
✧✧LVIP PIMCO Low Duration Bond Fund	23,195,299	201,345	16,167,750	(57,139)	422,790	7,594,545	741,655	12,630	—
✧✧LVIP SSGA Bond Index Fund	57,447,803	9,702,930	15,319,890	474,369	2,917,401	55,222,613	4,514,233	15,991	—
✧✧LVIP SSGA Short-Term Bond Index Fund	9,302,730	2,766,040	4,696,423	34,036	162,419	7,568,802	717,694	16,487	—
✧✧LVIP Western Asset Core Bond Fund	241,330,074	40,094,497	57,421,518	477,528	14,051,885	238,532,466	22,094,523	—	—
Global Equity Fund-0.98%@
✧✧LVIP BlackRock Global Real Estate Fund	12,312,875	3,594,217	2,819,781	(321,212)	(1,487,799)	11,278,300	1,429,624	737,991	—
Global Fixed Income Fund-0.97%@
✧✧LVIP Global Income Fund	11,523,441	1,973,868	2,793,917	59,121	331,509	11,094,022	923,809	72,832	—
International Equity Funds-9.99%@
✧✧LVIP Loomis Sayles Global Growth Fund	12,616,150	1,272,333	4,159,357	232,037	1,947,264	11,908,427	820,592	24,659	—
✧✧LVIP MFS International Growth Fund	25,553,415	2,688,065	5,614,069	1,003,784	(178,187)	23,453,008	1,185,214	103,045	—
✧✧LVIP Mondrian International Value Fund	17,558,646	4,229,081	2,957,608	(317,916)	(3,069,227)	15,442,976	1,157,905	431,704	—
✧✧LVIP SSGA Developed International 150 Fund	12,496,252	3,204,784	2,363,843	(494,084)	(1,722,121)	11,120,988	1,706,720	9,775	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	13,077,446	1,363,694	5,200,453	405,558	(474,799)	9,171,446	811,202	51,876	—
✧✧LVIP SSGA International Index Fund	63,316,937	9,515,421	25,201,293	(118,172)	(4,077,041)	43,435,852	4,756,445	158,816	—
Total	$1,196,470,012	$229,592,027	$344,216,624	$5,053,606	$34,060,091	$1,120,959,112		$6,882,213	$—

@ As a percentage of Net Assets as of September 30, 2020.
✧✧ Standard Class shares.
LVIP Global Conservative Allocation Managed Risk Fund–4

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Global Conservative Allocation Managed Risk Fund–5